Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of home equity loans - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of home equity loans [Line Items]
Loans principal, interest and financing service fee receivables	¥ 8,993,547,621	¥ 9,412,717,366
Less: allowance for credit losses
Individually assessed	(12,247,836)	(61,479,897)
Collectively assessed	(727,055,237)	(914,370,954)
Subtotal	(739,303,073)	(975,850,851)
Net loans principal, interest and financing service fee receivables	8,254,244,548	8,436,866,515
First lien [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of home equity loans [Line Items]
Loans principal, interest and financing service fee receivables		3,514,373,477
Less: allowance for credit losses
Individually assessed		(32,968,721)
Collectively assessed		(357,239,453)
Subtotal		(390,208,174)
Net loans principal, interest and financing service fee receivables		3,124,165,303
Second lien [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of home equity loans [Line Items]
Loans principal, interest and financing service fee receivables		5,898,343,889
Less: allowance for credit losses
Individually assessed		(28,511,176)
Collectively assessed		(557,131,501)
Subtotal		(585,642,677)
Net loans principal, interest and financing service fee receivables		¥ 5,312,701,212
First lien One [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of home equity loans [Line Items]
Loans principal, interest and financing service fee receivables	3,360,094,375
Less: allowance for credit losses
Individually assessed	(3,836,350)
Collectively assessed	(286,300,001)
Subtotal	(290,136,351)
Net loans principal, interest and financing service fee receivables	3,069,958,024
Second lien One [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of home equity loans [Line Items]
Loans principal, interest and financing service fee receivables	5,633,453,246
Less: allowance for credit losses
Individually assessed	(8,411,486)
Collectively assessed	(440,755,236)
Subtotal	(449,166,722)
Net loans principal, interest and financing service fee receivables	¥ 5,184,286,524